Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company	¥ 257,158	$ 35,615	¥ 17,875
Denominator:
Weighted average number of ordinary shares (for basic calculation)	412,841,106	412,841,106	393,958,225
Effect of dilutive share-based awards(1)	3,273,063	3,273,063	18,352,391
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	416,114,169	416,114,169	412,310,616
Basic net income per ordinary share (in RMB) | (per share)	¥ 0.62	$ 0.09	¥ 0.05
Diluted net income per ordinary share (in RMB) | (per share)	¥ 0.62	$ 0.09	¥ 0.04